SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Awards Authorized to be Issued

Total awards under 2018 Incentive Plan that have been authorized to be issued as ordinary shares:

	Number of awards
Upon adoption of the 2018 Incentive Plan	3,578,000	*
Automatic increase approved by the Board of the Company in:
January 2020	1,600,000	*
January 2021	1,600,000	*
January 2022	800,000
Total	7,578,000

* The number of awards has been adjusted retroactively to reflect the 2021 Share Split.

Schedule of Options Granted

During 2021, the Company granted only RSUs to its employees, officers, directors, service providers and consultants.

	Year Ended December 31, 2021
	Award amount	Exercise price range	Vesting period
Employees, officers, directors, service providers and consultants:

February 9, 2021	511,500	-	1-2 Years
May 6, 2021	23,500	-	2 Years
July 27, 2021	9,000	-	1.5 Years

During 2020, the Company granted only options to its employees, officers, directors, service providers and consultants.

	Year Ended December 31, 2020
	Award amount	Exercise price range	Vesting period	Expiration
Employees, officers, directors, service providers and consultants:

January 7, 2020	32,000*	$17.52	1 Year	7 Years
February 17, 2020	419,000*	$9.845**	0-3 Years	7 Years
March 15, 2020	2,572,300*	$9.845**	0-3 Years	7 Years
May 5, 2020	151,000	$12.16	0-3 Years	7 Years
November 11, 2020	13,000***	$21.615	0-1 Year	7 Years

* Net of options granted in March 2020

Schedule of Outstanding and Exercisable Options

The following tables summarize information concerning outstanding and exercisable options as of December 31, 2021:

December 31, 2021
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	average	options	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
prices *	year	Life	year	life
$0.28	776,294	2.36	776,294	2.36
$0.29	227,218	2.42	227,218	2.42
$3.16	220,610	3.60	220,610	3.60
$3.75	330,491	4.02	330,491	4.02
$5.11	99,360	4.26	89,516	4.26
$7.00	60,000	4.60	60,000	4.60
$9.85	1,157,874	5.18	894,612	5.17
$12.16	52,380	5.35	30,732	5.35
$21.62	6,500	5.86	6,500	5.86

* In U.S. dollars per Ordinary Share.

Schedule of Share Based Compensation Expense

a) The following table illustrates the effect of share-based compensation on the consolidated statements of income:

	Year ended December 31
	2021	2020	2019
Cost of sales	1,108	520	94
Research and development expenses	1,554	2,264	179
Selling and marketing expenses	8,274	9,398	1,158
General and administrative expenses	1,026	663	126
	11,962	12,845	1,557

Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Granted

The following tables summarize information concerning RSUs as of December 31, 2021:

	Year ended December 31
	2021
	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	-	-
Changes during the year:
Granted	544,000	35.44
Forfeited	(35,920)	34.87
Outstanding at end of year*	508,080	$35.48

* As of December 31, 2021, 262,540 RSUs were vested and were settled by issuance of respective shares at the beginning   of January 2022.

Employees, officers and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Granted

The following tables summarize information concerning options as of December 31, 2021 and 2020:

	Year ended December 31
	2021		2020
	Number of Options	Weighted Average Exercise price*	Number of Options	Weighted average exercise price*
Outstanding at beginning of year	10,492,910	$3.43	18,601,716	$0.90
Changes during the year:
Granted	-	-	3,187,300 **	10.08
Cancelled	-	-	(224,500)**	20.775
Exercised	(7,521,469)	2.70	(10,756,272)	0.44
Forfeited	(40,714)	9.00	(276,600)	11.275
Expired	-	-	(38,734)	0.28
Outstanding at end of year	2,930,727	$5.23	10,492,910	$3.43
Exercisable at end of year	2,635,973	$4.71	8,184,368	$1.685

*	In U.S. dollars per Ordinary Share
**	Net of options granted and cancelled in connection with modification as described above

Schedule of Assumptions Used to Calculate Fair Value of Options Granted

The fair value of each option granted is estimated on the date of grant using the binomial option-pricing model, with the following assumptions:

Year ended December 31
	2020	2019
Fair value of one ordinary share	$9.845-$21.98	$3.745-$20.775
Dividend yield	0%	0%
Expected volatility	46.07%-49.22%	46.03%-51.91%
Risk-free interest rate	0.53%-1.74%	1.62%-2.60%
Early exercise multiple (“EEM”)	0% - 250%	0% - 250%
Contractual term	6.7-7 years	7 years